10.31 Fidelity Global Balanced Fund I PRO-01 | Fidelity® Global Balanced Fund
Fund Summary Fund/Class: Fidelity® Global Balanced Fund/Fidelity Advisor® Global Balanced Fund I
Investment Objective
The fund seeks income and capital growth consistent with reasonable risk.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Global Balanced Fund}	10.31 Fidelity Global Balanced Fund I PRO-01 Fidelity® Global Balanced Fund Fidelity Global Balanced Fund-Institutional Class Advisor
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Global Balanced Fund}	10.31 Fidelity Global Balanced Fund I PRO-01 Fidelity® Global Balanced Fund Fidelity Global Balanced Fund-Institutional Class Advisor
Management fee	0.70%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.31%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.03%	[1]
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Global Balanced Fund}	10.31 Fidelity Global Balanced Fund I PRO-01 Fidelity® Global Balanced Fund Fidelity Global Balanced Fund-Institutional Class Advisor USD ($)
1 year	$ 105
3 years	328
5 years	569
10 years	$ 1,259

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 140% of the average value of its portfolio.

Principal Investment Strategies
  Investing in equity and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), issued throughout the world.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Allocating investments across different countries and regions.
  Analyzing an issuer using fundamental factors (e.g., financial condition, earnings outlook, and strategy) and evaluating each security's current price relative to estimated long-term value to select investments.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.80%	September 30, 2010
Lowest Quarter Return	-10.63%	September 30, 2011
Year-to-Date Return	-3.69%	September 30, 2015

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2014

Average Annual Total Returns{- Fidelity® Global Balanced Fund} - 10.31 Fidelity Global Balanced Fund I PRO-01 - Fidelity® Global Balanced Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Global Balanced Fund-Institutional Class Advisor				Feb. 19, 2009
Fidelity Global Balanced Fund-Institutional Class Advisor | Return Before Taxes	(0.51%)	7.11%	11.67%
Fidelity Global Balanced Fund-Institutional Class Advisor | After Taxes on Distributions	(2.48%)	5.90%	10.53%	Feb. 19, 2009
Fidelity Global Balanced Fund-Institutional Class Advisor | After Taxes on Distributions and Sales	0.86%	5.41%	9.23%	Feb. 19, 2009
MSCI World Index(reflects no deduction for fees or expenses)	5.36%	10.64%	17.00%
Fidelity Global Balanced Composite Index℠(reflects no deduction for fees or expenses)	3.05%	7.20%	11.42%
[1]	From February 19, 2009